Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	6 Months Ended
	Jan. 31, 2025	Aug. 27, 2026	Jun. 30, 2026	Sep. 08, 2025
Share Repurchase Program [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			10,000,000
Merlyn Mind Warrant
Share Repurchase Program [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				10,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.214
Warrants and Rights Outstanding				$ 212
American Depositary Shares
Share Repurchase Program [Line Items]
Stock Repurchased During Period, Shares	52,965
Stock Repurchased During Period, Value	$ 110
Share Repurchase Transaction Costs	$ 3
American Depositary Shares | Restricted Stock
Share Repurchase Program [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			925,365
American Depositary Shares | Restricted Stock | Subsequent Event
Share Repurchase Program [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		219,205
American Depositary Shares | Merlyn Mind Warrant
Share Repurchase Program [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 12.14